ACCRUED EXPENSES (Details) - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Total Accrued Expenses	$ 497,780	$ 983,540	$ 1,048,807
Accrued Payroll [Member]
Total Accrued Expenses	30,090	30,090	240,309
Accrued Consulting [Member]
Total Accrued Expenses	31,633	75,633	75,633
Accrued Interest [Member]
Total Accrued Expenses	373,516	815,276	670,324
Other [Member]
Total Accrued Expenses	$ 62,541	$ 62,541	$ 62,541